Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

	June 30, 2023	December 31, 2022

Accounts payable	$1,767	$2,985
Accrued compensation and benefits	679	224
Other accrued expenses	5	-
Total accounts payable and accrued liabilities	$2,451	$3,209